Reinsurance - Sources of Income Related to Funds Withheld Under Reinsurance Treaties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Other investment expenses on funds withheld assets	$ (138)	$ (149)	$ (173)
Net investment income	3,086	2,781	3,018
Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	1,295	858	330
Other investment expenses on funds withheld assets	(107)	(66)	0
Net investment income	1,188	792	330
Debt securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	762	490	8
Equity securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	5	2	0
Mortgage loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	179	51	0
Policy loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	314	315	321
Limited partnerships | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	35	0	0
Other invested assets | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets	$ 0	$ 0	$ 1